Statement of Shareholders' Equity (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement Of Shareholders Equity [Abstract]
Cash Flow Hedge Gain Loss Reclassify To Earnings Net		$ 32,000,000
Other Comprehensive Income Unrealized Holding Gain Loss On Securities Arising During Period Tax	0	0
Release On Disposal Of Available For Sale Financial Asset During Period,Tax		2,000,000
Realized loss in earnings on available-for-sale financial assets during the period, net of tax	$ 0